May 17, 2024
Blueprint Chesapeake Multi-Asset Trend ETF | Blueprint Chesapeake Multi-Asset Trend ETF
TFPN
Blueprint Chesapeake Multi-Asset Trend ETF

Effective as the date of this supplement:

•	Each reference in the Statutory Prospectus to the Fund’s “Long-Short Component” or “Long-Short Strategy,” as applicable, is hereby amended and restated in its entirety to read as “Equity Component” or “Equity Strategy,” as applicable.

•	The bulleted sub-section entitled “Derivatives Component” on page 1 of the Statutory Prospectus is hereby amended and restated in its entirety to read as follows:

“Derivatives Component: The Fund will invest both long and short in futures contracts and futures-related instruments (such as forwards) and spot contracts in global markets across a wide range of asset classes, including equities, fixed income, currencies and commodities.”

•	The first paragraph of the sub-section entitled “The Chesapeake Program – Overview” on page 2 of the Statutory Prospectus is hereby amended and restated in its entirety to read as follows:

“Chesapeake manages the Fund’s investments using their proprietary long-term trend following “Chesapeake Program.” This Program generates long and short trade signals based on market indicators such as current prices and moving average prices. Chesapeake’s trade decisions are primarily automated, relying on computer-driven models to identify buying and selling opportunities. The Chesapeake Program, and each of the Derivatives and Equity components, seeks to preserve capital while also seeking to provide positive annual returns.”

•	The first paragraph of the sub-section entitled “Derivatives Component” on page 2 of the Statutory Prospectus is hereby amended and restated in its entirety to read as follows:

“For the Fund’s Derivatives Component, the Chesapeake Program analyzes multiple market metrics to generate trend-following trade signals (i.e., investment decisions) for derivatives transactions. Through the Derivatives Component, the Fund will invest both long and short in exchange-traded commodity futures contracts, options on futures contracts and commodities; spot and forward currency contracts. As noted above, the Derivatives component seeks to preserve capital while also seeking to provide positive annual returns.”

Blueprint Chesapeake Multi-Asset Trend ETF | Short Sales Risk [Member]
•	The disclosure entitled “Short Sales Risk” on pages 5 and 15 of the Statutory Prospectus is hereby amended and restated in its entirety to read as follows:

“Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options, futures, forwards or other derivative instruments may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.”